SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Accumulated depreciation	$ (13,760)	$ (30,535)
Solar power systems, net	108,263	158,262
Depreciation expense	266,956	197,600	$ 148,034
Solar power systems
Property, plant and equipment
Solar power systems, net	117,339	182,232
Depreciation expense	11,212	6,396	$ 6,379
Solar power systems under construction
Property, plant and equipment
Solar power systems, net	$ 4,684	$ 6,565